Income Taxes - Schedule of Compositions of Net Deferred Tax Balances (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred income taxes assets			$ 1
Deferred income tax liabilities	$ (374)	$ (389)	(287)
Net deferred taxes		$ (389)	$ (286)